CASH AND DUE FROM BANKS - The composition of the funds (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Legal cash requirements
Deposits with Central Reserve Bank of Peru	S/ 16,903,941	S/ 13,727,222
Deposits with Central Bank of Bolivia	1,079,878	646,865
Deposits with Republic Bank of Colombia	5,907	5,714
Cash in vaults of Bank	4,529,683	4,132,347
Total legal cash requirements	22,519,409	18,512,148
Additional funds
Overnight deposits with Central Reserve Bank of Peru (ii)	2,972,744	4,640,429
Term deposits with Central Reserve Bank of Peru (iii)	5,988,900
Cash in vaults of Bank and others	703,960	785,327
Other Deposits BCRP	137,830
Total additional funds	9,803,434	5,425,756
Total	S/ 32,322,843	S/ 23,937,904